SUPPLEMENT DATED SEPTEMBER 5, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF MATTHEWS ASIA FUNDS DATED APRIL 30, 2014

Effective immediately, the following disclosure replaces the “Risks Associated with China” section on page 14 of the Statement of Additional Information of Matthews Asia Funds dated April 30, 2014 (the “SAI”):

The Funds may hold securities listed on the Shanghai or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes: A shares, which are mostly limited to domestic investors (as described further below under “China A Shares”), and B shares, which are allocated for both international and domestic investors. Currently, the Funds’ exposure to securities listed on either the Shanghai or Shenzhen exchanges is through the B shares only, except that the Matthews China Fund and Matthews Asia Dividend Fund also have investment exposure to the A shares through their investments in the A Share Fund (as defined and described in more detail in “China A Shares” below). In addition to the B shares, the Funds may also invest in Hong Kong listed H shares, Hong Kong listed Red Chips (which are companies owned by mainland China enterprises, but listed in Hong Kong) and companies with a significant amount of their revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

Effective immediately, the following disclosure replaces the “China A Shares” section on pages 29-30 of the SAI in its entirety:

17. China A Shares

Matthews, together with the Matthews A Share Selections Fund, LLC (the “A Share Fund”) and other investment vehicles managed by Matthews, has applied for, and has received, an exemptive order issued by the SEC, which allows each Fund’s Portfolio Manager(s), subject to the Fund’s investment objective and policies, to gain investment exposure to stocks of Chinese companies listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange and traded and denominated in the currency of China, the renminbi (“China A Shares”), by investing in the A Share Fund. Currently, the Matthews China Fund and the Matthews Asia Dividend Fund are the only Funds investing in the A Share Fund.

The A Share Fund is a recently formed Delaware series limited liability company managed by Matthews and is registered as an open-end management investment company under the 1940 Act. The A Share Fund, or any of its series, is not a mutual fund. The limited liability company interests of the A Share Fund (the “Interests”) will not be registered under the 1933 Act and will be offered in private placement transactions solely to clients of Matthews, including the Funds as well as other registered and unregistered investment vehicles and separate accounts managed by Matthews (each such client, an “Investing Fund,” and collectively, the “Investing Funds”). The Interests will be issued in series (each, a “Series,” and collectively, the “Series”); each Series will have its own debts, liabilities, obligations and expenses, which will not be enforceable against any other Series; and each Investing Fund will exclusively own all of the Interests offered by a particular Series. The A Share Fund commenced operations on or about September 5, 2014.

For purposes of applying the Funds’ policies as described below under “Funds Policies,” the limitations will be typically applied to any Fund that invests in China A Shares through a Series of the A Share Fund on a combined look-through basis, disregarding the A Share Fund.

Except for temporary holdings of cash and cash equivalents, the A Share Fund will invest exclusively in China A Shares. Each Series will hold a set of China A Shares tailored to the Investing Fund’s investment program and investment style, although the set of China A Shares held by a Series may be similar or identical to that held by another Series. To allow the A Share Fund to invest in China A Shares on behalf of the Investing Funds, Matthews, on behalf of the China A Shares Fund, has applied for, and received, a license from the China Securities Regulatory Commission (the “CSRC”) as a Qualified Foreign Institutional Investor (“QFII”) and has been allocated by the State Administration of Foreign Exchange of China (“SAFE”) a quota of up to US$100 million, representing the value in renminbi of China A Shares that the A Share Fund, for all of the Series, may purchase. Investments in the Series, and thus access to the quota, will be subject to Matthews’ Trade Allocation Procedures and Access Allocation Procedures, each as defined and described in the A Share Fund’s Registration Statement filed with the SEC. The quota amount may be reduced or revoked by the Chinese government at any time, including if redemptions reduce the amount invested in China A Shares by the A Share Fund below the current quota amount. Under recently revised SAFE regulations, the Interests may be redeemed, and redemption proceeds may be repatriated, once each week (although the regulations do not currently require the repatriation to take place on the same day each week); prior to this change, repatriations were only permitted on a monthly basis. Because this change was announced recently, the requirements and details of the implementation of weekly repatriations remain unclear. Moreover, Chinese regulations may change in the future to reinstitute a monthly repatriation limitation. Because of the repatriation limitation, a Fund’s investment in a Series of the A Share Fund will be illiquid and subject to the Fund’s policy of investing no more than 15% of its net assets in illiquid securities.

Investments in China A Shares through the A Share Fund are subject to various risks, including the risks associated with investing in China described above and in the Prospectus. In particular, the Mainland Chinese exchanges have lower trading volumes, the market capitalizations of companies listed on these exchanges are generally smaller, the securities listed on these exchanges are less liquid and may experience materially greater volatility, and government supervision and regulation of the Chinese securities market are less developed. The Chinese government continues to exercise significant control over China’s economy, and any changes to existing policies and new reform-oriented policies and measures, which are often unprecedented or experimental, could negatively impact the A Share Funds’ investments in China A Shares. The Chinese government has implemented, and may implement in the future, various measures to control inflation, which if unsuccessful, may negatively impact the Chinese economy. The Chinese legal system is still developing, and laws, regulations, including those allowing QFIIs to invest in China A Shares, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions. The QFII rules provide the CSRC and SAFE wide discretion to interpret them, leaving a considerable amount of uncertainty. The tax law and regulations of China are constantly changing, sometimes with retroactive effect, and the interpretation and application thereof are not as consistent and transparent as in more developed nations and may vary from region to region within China. There has been, and continues to be, uncertainty over taxation for QFIIs, and any taxes imposed on the earnings of the A Share Fund will reduce its overall returns. Some Chinese companies may have less established shareholder governance and disclosure standards. Accounting, auditing, financial and other reporting standards, practices and disclosure requirements applicable to Chinese companies are different, sometimes in fundamental ways, from those applicable to companies in the U.S. and other developed markets.

Effective immediately, the Funds’ fundamental policy #4 on page 31 of the SAI is restated as follows:

Except as otherwise set forth herein and in the Prospectus, each Fund may not:

4.	Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund. This policy does not apply to Matthews Asia Science and Technology Fund, which concentrates its investments in the science and technology industries. With respect to a Fund that invests in China A Shares through a Series of the A Share Fund, this policy will be applied on a combined look-through basis by aggregating the Fund’s holdings with the corresponding Series’ holdings;

Effective immediately, the following disclosure replaces the “Trustees and Officers” section on pages 34-40 of the SAI in its entirety:

Trustees and Officers.

The Trustees and executive officers of the Funds, their years of birth, business addresses, principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” refers to the fifteen Funds comprising the Trust and the two Series comprising the A Share Fund. The address of each Trustee and executive officer of the Trust is Four Embarcadero Center, Suite 550, San Francisco, CA 94111.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Geoffrey H. Bobroff[2] Born 1944	Chairman of the Board of Trustees and Trustee	Since 2006	President (since 1993), Bobroff Consulting, Inc. (investment management industry consulting).	17	Director (since 2013), Matthews A Share Selections Fund, LLC (2 Portfolio).
Richard K. Lyons Born 1961	Trustee; Trustee and Chairman of the Board (1994-2006)	Since 2010	Dean (since 2008), Haas School of Business, UC Berkeley; Chief Learning Officer (2006–2008), Goldman Sachs; Executive Associate Dean (2005–2006), Acting Dean (2004–2005), Professor (2000–2004), Associate Professor (1996–2000), Assistant Professor (1993–1996), Haas School of Business, UC Berkeley.	17

Director (since 2013), Matthews A Share Selections Fund, LLC (2 Portfolio); Director (2000–2006), iShares Fund Complex, consisting of iShares, Inc. (24 Portfolios) and iShares Trust (over 70 Portfolios) managed by Barclays Global Investors; Trustee (2001–2006), Barclays Global Investor Fund

Complex, consisting of Barclays Global Investor Funds and Barclays Master Investment Portfolios (15 Portfolios); Independent Trustee, Matthews International Funds d/b/a Matthews Asia Funds (1994–2006) (9 Portfolios)

Rhoda Rossman Born 1958	Trustee	Since 2006	Vice President, Corporate Investment Officer (2007- 2010), Senior Vice President and Treasurer (2003-2007), The PMI Group, Inc. (mortgage insurer)	17	Director (since 2013), Matthews A Share Selections Fund, LLC (2 Portfolio).

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee During Past 5 Years
Toshi Shibano Born 1950	Trustee	Since 2003	President (since 1995) Strategic Value Creation, Inc.; Faculty (since 2000), General Electric’s John F. Welch Leadership Center;; Executive Education Lecturer (since 1995), Center for Executive Education, Haas School of Business, UC Berkeley; Adjunct Professor (2000–2011), Columbia Graduate School of Business; Associate Professor (2001-2005), Thunderbird Graduate School of Management, Visiting Assistant Professor (2000), Stanford Graduate School of Business; Assistant Professor (1995-2000), University of Chicago Graduate School of Business; Assistant Professor (1988-1995), Haas School of Business, UC Berkeley.	17	Director (since 2013), Matthews A Share Selections Fund, LLC (2 Portfolio).
Jonathan F. Zeschin Born 1953	Trustee	Since 2007	Partner (since 2009), Essential Investment Partners, LLC (investment advisory and wealth management); President (since 2000), Essential Advisers Inc. (financial adviser); Managing Partner (since 1998), JZ Partners LLC (investments).	17	Director (since 2013), Matthews A Share Selections Fund, LLC (2 Portfolio); Independent Chairman of the Board of Trustees, DCA Total Return Fund (2005–2011) (1 Portfolio) and DCW Total Return Fund (2007–2010) (1 Portfolio); Independent Trustee, ICON Funds (2002–2007) (17 Portfolios); Independent Director, Wasatch Funds (2002-2004) (10 Portfolios).
INTERESTED TRUSTEE[3]
G. Paul Matthews Born 1956	Trustee	Since 2007	Director (since 1996) Chairman (1996-2009), Managing Member (since 1996), Portfolio Manager (1996–2012), Chief Investment Officer (1991–2007), Matthews; President (1994–2007), the Funds.	17	Director (since 2013), Matthews A Share Selections Fund, LLC (2 Portfolio); Director (since 2004), Matthews Asian Selections Funds Plc (1 Portfolio).

1 Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected.

2 As of July 20, 2014, Mr. Bobroff no longer served as a Trustee of the Trust or a Director of the A Share Fund.

3 This Trustee is considered an “interested person” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust or Matthews.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES[1]
William J. Hackett Born 1967	President	Since 2008	Chief Executive Officer (since 2009), President and Secretary (since 2007), Matthews; President (since 2013), Matthews A Share Selections Fund, LLC; Partner (2002–2007), Deloitte & Touche, LLP (accounting); Director (2009-Present), Matthews Asian Selections Funds, PLC, Dublin, Ireland; Chairman (2010-Present), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.à r.l., Luxembourg; Director (2010-Present), Matthews Global Investors (Hong Kong) Limited, Hong Kong.
Sunil Asnani Born 1975	Vice President	Since 2014	Portfolio Manager (Since 2010), Research Analyst (2008-2010), Matthews.
Richard Gao Born 1967	Vice President	Since 2009	Portfolio Manager (since 1999), Matthews.
Mark W. Headley Born 1959	Vice President	Since 2009	Chairman (since 2009), Director (since 1996), Managing Member (since 1996), Portfolio Manager (1996-2012), Chief Executive Officer or Co-Chief Executive Officer (2002-2009), President (1999-2007), Chief Investment Officer (2007-2009), Matthews; Vice President (since 2009, 1999-2007), President (2007-2008), the Funds; Director (2004-2008), Matthews Asian Selections Funds, PLC, Dublin, Ireland.
Robert Horrocks Born 1968	Vice President	Since 2009	Chief Investment Officer (since 2009), Director of Research (2008-2009), Matthews; Head of Research (2006-2008), Mirae Asset Management (investment management); Chief Investment Officer (2003-2006), Everbright Pramerica (investment management).

Taizo Ishida Born 1957	Vice President	Since 2009	Portfolio Manager (since 2006), Matthews; Vice-President and Portfolio Manager (2000-2006), Wellington Management Company (investment management).

Teresa Kong, CFA Born 1972	Vice President	Since 2011	Portfolio Manager (since 2010), Matthews; Head of Emerging Market Investments (2006-2009), Barclays Global Investors (investment management).

Kenneth Lowe, CFA Born 1984	Vice President	Since 2012	Portfolio Manager (since 2011), Research Analyst (2010-2011) Matthews; Investment Manager (2008-2010), Martin Currie Investment Management (investment management).

Shai Malka Born 1973	Treasurer	Since 2005	Vice President of Fund Accounting and Operations (since 2010), Senior Manager of Fund Accounting and Operations (2004-2009), Matthews; Treasurer (since 2013), Matthews A Share Selections Fund, LLC.

John P. McGowan Born 1964	Vice President and Secretary	Since 2005	Senior Vice President of Business Administration (since 2009), Chief Administrative Officer (2007–2008), Chief Operating Officer (2004–2007), Matthews; Vice President and Secretary (since 2013), Matthews A Share Selections Fund, LLC; Director (2004-Present), Matthews Asian Selections Funds, PLC, Dublin, Ireland; Director (2010-Present), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.à r.l., Luxembourg.

David Monroe Born 1963	Vice President	Since 2014	Deputy General Counsel (Since 2014), Matthews; Chief Legal Officer, Nikko Asset Management Co, Ltd. (2006-2013).

J. Michael Oh, CFA Born 1976	Vice President	Since 2009	Portfolio Manager (since 2006), Assistant Portfolio Manager (2003-2006), Matthews.

Timothy B. Parker Born 1958	Vice President	Since 2008	General Counsel (since 2005), Matthews; Managing Member (since 2011), Matthews Global Investors (U.S.), LLC; Vice President and Assistant Secretary (since 2013), Matthews A Share Selections Fund, LLC; Partner (2003 - 2005), Kirkpatrick & Lockhart Nicholson Graham LLP; Director and Conducting Officer (2010-Present), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.à r.l., Luxembourg; Director (2010-Present), Matthews Global Investors (Hong Kong) Limited, Hong Kong; Director (2013-present), Matthews Global Investors (UK) Ltd.

Manoj K. Pombra Born 1964	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2005	Chief Compliance Officer and Anti-Money Laundering Officer (since 2005), Matthews; Senior Manager, Mutual Fund Compliance/Manager Portfolio Compliance (2001-2005), Franklin Templeton Investments.

Jonathan Schuman Born 1971	Vice President	Since 2010	Senior Vice President (since 2010), Matthews; Managing Director (1999-2010), PineBridge Investments (formerly AIG Investments) (investment management).

Sharat Shroff, CFA Born 1973	Vice President	Since 2009	Portfolio Manager (since 2006), Matthews.

Lydia So, CFA Born 1978	Vice President	Since 2009	Portfolio Manager (since 2008), Senior Research Analyst (2007), Research Analyst (2006-2007), Matthews.

Frank Wheeler Born 1963	Vice President	Since 2014	Global Head of Distribution and Marketing (since 2013), Matthews; Executive Vice President, Nuveen Investments (2001-2013); Head of Distribution, FAF Advisors/First American Funds (2007-2010).

Yu Zhang Born 1975	Vice President	Since 2014	Portfolio Manager (since 2011), Research Analyst (2008 to 2011), Matthews.

1 Each officer serves at the pleasure of the Board of Trustees. Each officer is considered an “interested person” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust or Matthews.

Effective immediately, the following sentence is inserted after the first sentence of the first paragraph under the “Compensation” section on page 44 of the SAI:

For their services on the Board of Directors of the A Share Fund, the Trustees currently do not receive any compensation from the A Share Fund but may in the future be compensated by the A Share Fund.

Effective immediately, the following sentence is inserted after the last sentence of the first paragraph under the “Investment Advisor” section on page 63 of the SAI:

Matthews currently serves as the sole investment advisor to the A Share Fund, and therefore, the A Share Fund may be deemed to be an affiliated person of Matthews and the Funds.

Please retain this Supplement with your records.